OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER LIABILITIES [Abstract]
Advance subsidy from local authorities of Zhuhai, the PRC	$ 299	$ 711	$ 302
Other liabilities	2,069	2,412	2,585
Other liabilities, current	2,056	1,954
Other liabilities, noncurrent	13	458
Fair value of advances from the PRC	$ 1,970	$ 2,252